Tangible and intangible assets (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tangible and intangible assets
Tangible assets	kr 28	kr 26	kr 22
Right-of-use assets	50
Intangible assets	56	43	66
Total net book value	134	69	88
Depreciation and impairment during the year according to the Consolidated Statement of Comprehensive Income	kr (57)	kr (40)	kr (45)
Average useful life for intangible assets	5 years